Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Entity Central Index Key	0001534248
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Type	20-F
Document Registration Statement	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Period End Date	Dec. 31, 2024
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40490
Entity Registrant Name	Chemomab Therapeutics Ltd.
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	Kiryat Atidim, Building 7
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6158002
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Auditor Attestation Flag	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	377,132,220
Auditor Name	Somekh Chaikin
Auditor Location	Tel Aviv, Israel
Auditor Firm Id	1057
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Kiryat Atidim Building 7
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6158002
City Area Code	855
Contact Personnel Name	Sigal Fattal
Local Phone Number	492-5563
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing twenty (20) ordinary shares, no par value per share
Trading Symbol	CMMB
Name of Exchange on which Security is Registered	NASDAQ
Ordinary Shares, No Par Value Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, no par-value
Trading Symbol	NA
Name of Exchange on which Security is Registered	NASDAQ